UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           011/01/06
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        55
                                               -------------

Form 13F Information Table Value Total:        $632,984
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------- -------------- --------- --------    ----------------- ---------- -------- -----------------------
                                                            VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
--------------------------------- -------------- --------- --------   -------- --- ---- ---------- -------- -------- -------- ------
ADVANCE AUTO PARTS INC            COM            00751Y106    8,235    250,000  SH         SOLE              250,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                     COM            00817Y108   29,267    740,000  SH         SOLE              740,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
AVENTINE RENEWABLE ENERGY         COM            05356X403    1,711     80,000  SH         SOLE               80,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
AVIS BUDGET GROUP                 COM            053774105    1,372     75,000  SH         SOLE               75,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
BAIDU COM INC                     SPON ADR REP A 056752108   14,444    165,000  SH         SOLE              165,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC                   COM            09062X103   31,723    710,000  SH         SOLE              710,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
BIRCH MTN RES LTD                 COM            09066X109      175     50,000  SH         SOLE               50,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
BOYD GAMING CORP                  COM            103304101    3,844    100,000  SH         SOLE              100,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
BROOKDALE SR LIVING INC           COM            112463104    8,820    190,000  SH         SOLE              190,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103   35,419    625,000  SH         SOLE              625,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
CECO ENVIRONMENTAL CORP           COM            125141101    1,112    120,000  SH         SOLE              120,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
CHECKFREE CORP NEW                COM            162813109   10,330    250,000  SH         SOLE              250,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS  INC                    COM            17275R102   14,937    650,000  SH         SOLE              650,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                       COM            219350105    1,221     50,000  SH         SOLE               50,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
COVANTA HLDG CORP                 COM            22282E102   20,776    965,000  SH         SOLE              965,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
DARLING INTL INC                  COM            237266101      943    225,000  SH         SOLE              225,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW             COM            25179M103   16,735    265,000  SH         SOLE              265,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTED ENERGY SYS CO         COM            25475V104      162     50,000  SH         SOLE               50,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
EAGLE TEST SYS INC                COM            270006109    3,304    200,000  SH         SOLE              200,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
ECLIPSYS CORP                     COM            278856109   13,433    750,000  SH         SOLE              750,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC                    COM            26874Q100    8,547    195,000  SH         SOLE              195,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC               COM            302182100   15,090    200,000  SH         SOLE              200,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS INC                   COM            315616102   13,967    260,000  SH         SOLE              260,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
FINISAR                           COM            31787A101   21,054  5,800,000  SH         SOLE            5,800,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
FOSTER WHEELER LTD                SHS NEW        G36535139   11,577    300,000  SH         SOLE              300,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
FUEL SYS SOLUTIONS INC            COM            35952W103    1,469    115,500  SH         SOLE              115,500    0        0
------------------------------------------------------------------------------------------------------------------------------------
GLOBALSANTAFE CORP                SHS            G3930E101   10,748    215,000  SH         SOLE              215,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                        CL A           38259P508   22,105     55,000  SH         SOLE               55,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC                 COM            413619107    3,322     50,000  SH         SOLE               50,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP                COM            432848109    5,570    200,000  SH         SOLE              200,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
ICICI BK LTD                      ADR            45104G104   27,946    910,000  SH         SOLE              910,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE TECHNOLOGY      COM            458118106   10,044    625,000  SH         SOLE              625,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORP      COM            460254105    9,581    275,000  SH         SOLE              275,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                       MSCI JAPAN     464286848   19,633  1,450,000  SH         SOLE            1,450,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
MAXWELL TECHNOLOGIES INC          COM            577767106    5,594    275,000  SH         SOLE              275,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
MILLIPORE CORP                    COM            601073109   13,180    215,000  SH         SOLE              215,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
NEKTAR  THERAPEUTICS              COM            640268108    9,727    675,000  SH         SOLE              675,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
ORIGIN AGRITECH LIMITED           SHS            G67828106    9,728    800,000  SH         SOLE              800,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
ORMAT TECHNOLOGIES INC            COM            686688102    1,309     40,000  SH         SOLE               40,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
PANACOS PHARMACEUTICALS INC       COM            69811Q106    3,596    725,000  SH         SOLE              725,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES ETF TRUST             WATER RESOURCE 73935X575      423     25,000  SH         SOLE               25,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                      COM            747525103   16,358    450,000  SH         SOLE              450,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
SRA INTL INC                      CL A           78464R105    9,018    300,000  SH         SOLE              300,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC              COM            866810104   14,108  2,850,000  SH         SOLE            2,850,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
SUNOPTA INC                       COM            8676EP108    1,057    100,000  SH         SOLE              100,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP                     COM CL A       867652109      277     10,000  SH         SOLE               10,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
TEXAS ROADHOUSE INC               CL A           882681109    6,447    525,000  SH         SOLE              525,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
THERMO ELECTRON CORP              COM            883556102   36,184    920,000  SH         SOLE              920,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC          COM            895919108    6,397    275,000  SH         SOLE              275,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
TRONOX INC                        CL A           897051108   29,708  2,330,000  SH         SOLE            2,330,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
TUPPERWARE BRANDS CORP            COM            899896104    6,811    350,000  SH         SOLE              350,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
UAL CORP                          COM NEW        902549807    8,237    310,000  SH         SOLE              310,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC            COM            91324P102   12,300    250,000  SH         SOLE              250,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW            COM            38388F108   32,819  2,475,000  SH         SOLE            2,475,000    0        0
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                       COM            931422109   11,098    250,000  SH         SOLE              250,000    0        0
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